SEGMENT DATA (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Operating Segment Results

The following table presents the Company’s reportable segment results for the three months ended March 31, 2014 and 2013.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended March 31, 2014
Revenue	$670,347	$268,756	$366,495	$51,462	$—	$(14,512)	$1,342,548
Direct operating expenses	210,754	133,288	248,225	6,388	—	(2,159)	596,496
Selling, general and administrative expenses	259,155	51,111	81,838	36,077	—	(12,353)	415,828
Depreciation and amortization	62,571	47,599	50,444	8,719	5,538	—	174,871
Corporate expenses	—	—	—	—	72,705	—	72,705
Other operating income, net	—	—	—	—	165	—	165

Operating income (loss)	$137,867	$36,758	$(14,012)	$278	$(78,078)	$—	$82,813

Intersegment revenues	$—	$976	$—	$13,536	$—	$—	$14,512
Capital expenditures	$10,292	$12,220	$25,086	$1,807	$18,003	$—	$67,408
Share-based compensation expense	$—	$—	$—	$—	$3,036	$—	$3,036

Three Months Ended March 31, 2013
Revenue	$656,566	$286,461	$363,749	$49,219	$—	$(12,937)	$1,343,058
Direct operating expenses	204,268	136,891	249,300	6,494	—	(2,136)	594,817
Selling, general and administrative expenses	239,142	54,372	85,189	35,461	—	(10,801)	403,363
Depreciation and amortization	67,832	48,685	50,993	9,982	4,690	—	182,182
Corporate expenses	—	—	—	—	83,763	—	83,763
Other operating income, net	—	—	—	—	2,395	—	2,395

Operating income (loss)	$145,324	$46,513	$(21,733)	$(2,718)	$(86,058)	$—	$81,328

Intersegment revenues	$—	$83	$—	$12,854	$—	$—	$12,937
Capital expenditures	$14,244	$12,895	$25,908	$2,103	$6,470	$—	$61,620
Share-based compensation expense	$—	$—	$—	$—	$5,517	$—	$5,517

The following table presents the Company’s reportable segment results for the years ended December 31, 2013, 2012 and 2011.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2013
Revenue	$3,131,595	$1,290,452	$1,655,738	$227,864	$—	$(62,605)	$6,243,044
Direct operating expenses	931,976	566,669	1,028,059	25,271	—	(8,556)	2,543,419
Selling, general and administrative expenses	1,020,097	220,732	322,840	140,241	—	(54,049)	1,649,861
Depreciation and amortization	271,126	196,597	203,927	39,291	19,887	—	730,828
Impairment charges	—	—	—	—	16,970	—	16,970
Corporate expenses	—	—	—	—	324,182	—	324,182
Other operating income, net	—	—	—	—	22,998	—	22,998

Operating income (loss)	$908,396	$306,454	$100,912	$23,061	$(338,041)	$—	$1,000,782

Intersegment revenues	$—	$2,473	$—	$60,132	$—	$—	$62,605
Segment assets	$8,064,671	$3,693,308	$2,029,687	$534,363	$775,273	$—	$15,097,302
Capital expenditures	$75,742	$88,991	$108,548	$9,933	$41,312	$—	$324,526
Share-based compensation expense	$—	$—	$—	$—	$16,715	$—	$16,715
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$—	$(66,719)	$6,246,884
Direct operating expenses	878,626	582,340	1,021,152	25,088	—	(12,965)	2,494,241
Selling, general and administrative expenses	993,116	211,245	363,417	152,394	—	(53,754)	1,666,418
Depreciation and amortization	271,399	192,023	205,258	45,568	15,037	—	729,285
Impairment charges	—	—	—	—	37,651	—	37,651
Corporate expenses	—	—	—	—	297,366	—	297,366
Other operating income, net	—	—	—	—	48,127	—	48,127

Operating income (loss)	$941,639	$293,649	$77,860	$58,829	$(301,927)	$—	$1,070,050

Intersegment revenues	$—	$1,175	$80	$65,464	$—	$—	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309	$815,435	$1,183,936	$—	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$—	$390,280
Share-based compensation expense	$—	$—	$—	$—	$28,540	$—	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149	$234,542	$—	$(63,892)	$6,161,352
Direct operating expenses	857,622	566,313	1,064,562	27,807	—	(11,837)	2,504,467
Selling, general and administrative expenses	971,066	198,989	339,043	147,481	—	(52,055)	1,604,524
Depreciation and amortization	268,245	211,009	219,955	49,827	14,270	—	763,306
Impairment charges	—	—	—	—	7,614	—	7,614
Corporate expenses	—	—	—	—	239,399	—	239,399
Other operating income, net	—	—	—	—	12,682	—	12,682

Operating income (loss)	$889,895	$276,414	$127,589	$9,427	$(248,601)	$—	$1,054,724

Intersegment revenues	$—	$4,141	$—	$59,751	$—	$—	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173	$809,212	$1,316,310	$—	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044	$5,737	$19,490	$—	$363,974
Share-based compensation expense	$—	$—	$—	$—	$20,667	$—	$20,667